Other Reserves - Disclosure of Other Reserves (Details) - USD ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [abstract]
Foreign exchange translation reserve	$ (1,650)	$ (1,528)
Hedge reserve	27	84	$ 0
Share-based payments	253	224	197
Post-retirement benefit actuarial gain/(loss)	(1)	(2)	$ (2)
Acquisition of non-controlling interest in subsidiary	(57)	(57)
Equity component of convertible bond	41	41
Repurchase of equity interest	(13)	(13)
Other	(2)	(4)
Total other reserves	$ (1,402)	$ (1,255)